Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	The Real Brokerage Inc. (the “Company,” “Registrant,” or “Real”) is a “foreign private issuer” as defined in Rule 3b-4 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a Canadian issuer eligible to file its annual report (“Annual Report”) pursuant to Section 13 of the Exchange Act on Form 40-F pursuant to the multi-jurisdictional disclosure system (the “MJDS”) adopted by the United States Securities and Exchange Commission (the “SEC”). The Company’s common shares are listed in the United States on the Nasdaq Capital Market (“NASDAQ”) under the trading symbol “REAX.”
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40442
Entity Registrant Name	The Real Brokerage Inc.
Entity Central Index Key	0001862461
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	701 Brickell Avenue
Entity Address, Address Line Two	17th Floor
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Country	US
Entity Address, Postal Zip Code	33131
City Area Code	(646)
Local Phone Number	859-2368
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	REAX
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	183,605,781
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co
Auditor Location	Tel Aviv, Israel
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	1-800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.